ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2021
ACCOUNTS RECEIVABLE, NET
Schedule of Accounts, Notes, Loans and Financing Receivable

	December 31,	December 31,	December 31,
	2021	2020	2019
	US$	US$	US$

Accounts receivable	1,147,131	1,527,641	1,648,000
Less: allowance for doubtful accounts (i)	1,147,131	—	—
	—	1,527,641	1,648,000

(i)	Due to the changes of the company's management and business team in the second half of 2021, the Company failed to collect the blockchain technology services receivable $1,092,208 from BGA FOUNDATION LTD and $54,923 from Beijing Qichi Trading Ltd. in a timely manner. At the end of 2021, the Company made provision for doubtful accounts. Meanwhile, the company is also taking legal action to recover the money.